Compensation Plans and Post-Employment Benefits (Tables)	12 Months Ended
Nov. 30, 2020
Retirement Benefits [Abstract]
Share Based Compensation Awards Activity

	Shares	Weighted-Average Grant Date Fair Value
Outstanding at November 30, 2017	2,949,968	$51.82
Granted	951,906	$66.68
Vested	(1,419,218)	$45.45
Forfeited	(202,139)	$56.57
Outstanding at November 30, 2018	2,280,517	$61.57
Granted	1,357,177	$52.17
Vested	(960,693)	$53.49
Forfeited	(185,625)	$56.13
Outstanding at November 30, 2019	2,491,376	$59.97
Granted	9,971,331	$20.72
Vested	(1,641,570)	$30.68
Forfeited	(480,361)	$50.96
Outstanding at November 30, 2020	10,340,776	$26.61

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets

	UK Plan (a)		All Other Plans
(in millions)	2020	2019	2020	2019
Change in projected benefit obligation:
Projected benefit obligation as of December 1	$299	$267	$259	$213
Past service cost	—	—	20	17
Interest cost	5	7	6	8
Benefits paid	(16)	(10)	(14)	(18)
Actuarial (gain) loss on plans’ liabilities	14	35	13	34
Plan curtailments, settlements and other	—	—	(4)	—
Projected benefit obligation as of November 30	303	299	280	254

Change in plan assets:
Fair value of plan assets as of December 1	312	278	18	18
Return on plans’ assets	23	43	1	1
Employer contributions	6	2	14	18
Benefits paid	(16)	(10)	(14)	(19)
Plan settlements	—	—	(2)	—
Administrative expenses	(1)	—	—	—
Fair value of plan assets as of November 30	325	312	17	18

Funded status as of November 30	$22	$13	$(263)	$(236)

(a) The P&O Princess Cruises (UK) Pension Scheme (“UK Plan”)

Schedule of Defined Benefit Plan Amounts Recognized in Balance Sheets
The amounts recognized the Consolidated Balance Sheets for these plans were as follows:

	UK Plan		All Other Plans
	November 30,		November 30,
(in millions)	2020	2019	2020	2019
Other assets	$22	$13	$—	$—
Accrued liabilities and other	$—	$—	$32	$25
Other long-term liabilities	$—	$—	$231	$210

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets	Amounts for pension plans with accumulated benefit obligations in excess of fair value of plan assets are as follows:

	November 30,
(in millions)	2020	2019
Projected benefit obligation	$280	$254
Accumulated benefit obligation	$272	$247
Fair value of plan assets	$17	$18

Schedule of Net Benefit Costs
The net benefit cost recognized in the Consolidated Statements of Income (Loss) were as follows:

	UK Plan			All Other Plans
	November 30,			November 30,
(in millions)	2020	2019	2018	2020	2019	2018
Service cost	$—	$—	$—	$20	$17	$16
Interest cost	5	7	7	6	8	6
Expected return on plan assets	(8)	(11)	(12)	(1)	(1)	—
Amortization of prior service cost	—	—	—	—	—	—
Amortization of net loss (gain)	—	—	1	4	3	3
Settlement loss recognized	—	—	—	1	—	4
Net periodic benefit cost	$(3)	$(3)	$(2)	$32	$28	$29

The components of net periodic benefit cost other than the service cost component are included in other income (expense), net in the Consolidated Statements of Income (Loss).

Weighted average assumptions used to determine the projected benefit obligation are as follows:

	UK Plan		All Other Plans
	2020	2019	2020	2019
Discount rate	1.6%	1.9%	2.2%	2.9%
Rate of compensation increase	2.3%	2.9%	2.8%	3.0%

Weighted average assumptions used to determine net pension income are as follows:

	UK Plan			All Other Plans
	2020	2019	2018	2020	2019	2018
Discount rate	1.9%	3.0%	2.6%	2.9%	3.5%	3.3%
Expected return on assets	3.0%	4.2%	4.0%	3.0%	3.0%	3.0%
Rate of compensation increase	2.9%	3.4%	3.2%	2.7%	3.0%	3.0%

Schedule of Defined Benefit Plan AOCI	Amounts recognized in AOCI are as follows:

	UK Plan		All Other Plans
	November 30,		November 30,
	2020	2019	2020	2019
Actuarial losses (gains) recognized in the current year	$1	$3	$13	$33
Amortization and settlements included in net periodic benefit cost	$—	$—	$(8)	$(3)

Schedule of Expected Future Benefit Payments	Estimated future benefit payments to be made during each of the next five fiscal years and in the aggregate during the succeeding five fiscal years are as follows:

(in millions)	UK Plan	All Other Plans
2021	$6	$27
2022	6	25
2023	7	26
2024	7	27
2025	7	29
2026-2030	38	143
	$71	$277

Schedule of Fair Values of Plan Assets	The fair values of the plan assets of the UK Plan by investment class are as follows:

	As of November 30,
	2020	2019
Equities	$55	$153
U.K. government fixed interest bonds (gilts)	270	159